S-K 1602(a)(4) Forepart, Adjusted NTBV	Sep. 30, 2025 $ / shares
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 5.50
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.51
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.45
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.46
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.76
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.77
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.42)
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.42)
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.22
Offering Price of 10.00 Per Unit [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.23
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.39
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	3.38
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.44
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.43
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.13
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.12
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	9.31
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	9.31
Full Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.23
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.51
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.46
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.77
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.42)
No Over-Allotment [Member] | No Redemption [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.22
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.50
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.45
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.76
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Spac Forepart Adjusted Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ (0.42)